SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

19.SHARE-BASED COMPENSATION

The Company has an amended and restated equity incentive plan (the “Incentive Plan”) under which the Company may issue various types of equity instruments or instruments that track to equity, more particularly the Equity Shares, to employees, officers, consultants and non-employee directors. The types of equity instruments issuable under the Incentive Plan encompass, among other things, stock options, unrestricted stock bonus, and restricted stock units (together, the “Awards”). The Awards are expensed and recorded as a component of general and administrative costs. The maximum number of the Awards that may be issued under the Incentive Plan is 10% of the fully-diluted Equity Shares of the Company (inclusive of the Equity Shares issuable in exchange for unrestricted Exchangeable Shares) as calculated using the treasury method. The Incentive Plan is an “evergreen” plan, meaning that if an Award expires, becomes un-exercisable, or is cancelled, forfeited or otherwise terminated without having been exercised or settled in full, as the case may be, the Equity Shares allocable to the unexercised portion of an Award shall again become available for future grant or sale under the Incentive Plan (unless the Incentive Plan has terminated by its terms), and the number of the Awards available for grant will increase as the number of issued and outstanding Equity Shares increases. Granting and vesting of the Awards are determined by and recommended to the Board for approval by the Compensation, Nomination and Corporate Governance Committee of the Board of Directors. The exercise price for options (if applicable) will generally not be less than the fair market value of the Award at the time of grant and will generally expire after 5 years.

Stock Options

Immediately prior to the close of the Business Combination during the year ended December 31, 2021, GH Group had 31,403,186 outstanding vested options with a blended average exercise price of $0.23 and 29,294,324 outstanding unvested options with a blended average exercise price of $0.26. Incident to the close, 5,392,564 options were exercised resulting in the issuance of 479,195 Subordinate Voting Shares.

Of the remaining options, the vested GH Group non-qualified stock options (“NQSOs”) were paid the net-value of their outstanding options at close by reserving 1,433,793 Subordinate Voting Shares to be issued on or before June 29, 2024. As these shares have not been issued and are payable on June 29, 2024, the Company reclassified $2,756,830 from equity to shares payable. Unvested NQSOs were exchanged for RSUs of the Company on substantially similar terms to the NQSO grants equal to the net-value of such options at close using a Company share price of $10. As a result, the Company issued 1,076,499 RSUs.

19.SHARE-BASED COMPENSATION (Continued)

Vested and unvested GH Group incentive stock options (“ISOs”) were exchanged for Company incentive stock options using an exchange ratio of 10.27078 to 1. This resulted in the exchange of 21,065,367 ISOs for 2,051,000 Company incentive stock options.

A reconciliation of the beginning and ending balance of stock options outstanding is as follows:

		Weighted-
	Number of Stock	Average Exercise
	Options	Price
Balance as of December 31, 2020	48,403,624	$0.23
Granted Prior to Business Combination	12,182,545	$0.30
Forfeited Prior to Business Combination	(296,350)	$0.24
Exercised Prior to Business Combination	(4,921,707)	$0.26
Exchanged for Subordinate Shares At Business Combination	(19,320,935)	$0.26
Converted to RSU’s At Business Combination	(14,886,359)	$0.26
Effect on Conversion related to the Business Combination	(19,108,791)	$0.28
Granted After Business Combination	108,695	$4.60
Forfeited After Business Combination	(72,938)	$2.36
Balance as of December 31, 2021	2,087,784	$2.78
Exercised	(227,116)	$2.30
Forfeited	(407,781)	$2.82
Balance as of December 31, 2022	1,452,887	$2.84

The following table summarizes the stock options that remain outstanding as of December 31, 2022:

	Exercise		Stock Options
Security Issuable	Price	Expiration Date	Outstanding
Equity Shares	$2.26	October 2024	629,641
Equity Shares	$3.08	April 2025	115,917
Equity Shares	$3.08	January 2026	598,634
Equity Shares	$4.60	October 2026	108,695
			1,452,887

As of December 31, 2022 and 2021, options vested and exercisable were 1,400,593 and 1,000,717, respectively. There were no stock options granted for the year ended December 31, 2022. For the year ended December 31, 2021, the fair value of stock options granted with a fixed exercise price was determined using the Black-Scholes option-pricing model with the following assumptions at the time of grant:

2021
Weighted-Average Risk-Free Annual Interest Rate	0.29%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	84.6%
Weighted-Average Expected Life in Years	4.00
Weighted-Average Estimated Forfeiture Rate	0.0%

Stock price volatility was estimated by using the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies. The expected life represents the period of time that stock options granted are expected to be outstanding. The risk-free rate was based on the United States Treasury zero coupon bond with a remaining term equal to the expected life of the options.

During the year ended December 31, 2021, the weighted-average fair value of stock options granted was $0.34 per option. As of December 31, 2022 and 2021, stock options outstanding have a weighted-average remaining contractual life of 2.4 years and 3.4 years, respectively.

19.SHARE-BASED COMPENSATION (Continued)

For the years ended December 31, 2022 and 2021, the Company recognized $1,934,561 and $4,442,223, respectively, of share-based compensation expense related to these stock options and is included as a component of general and administrative expense in the Consolidated Statements of Operations.

Restricted Stock Units

As previously noted, 1,076,499 RSUs were issued for the exchange of 14,886,359 GH Group ISOs held immediately prior to the Business Combination. An additional grant of 2,591,584 RSUs was made to certain members of the Company’s senior management team which vest over three years and is subject to accelerated vesting if certain performance metrics are achieved.

A reconciliation of the beginning and ending balance of RSUs outstanding is as follows:

Number of
Restricted
Stock
Balance as of December 31, 2020	—
Granted	2,591,584
Exchanged and Converted from Options	1,076,499
Forfeited	(437,135)
Balance as of December 31, 2021	3,230,948
Granted	1,968,837
Converted	(2,162,265)
Forfeited	(1,036,986)
Balance as of December 31, 2022	2,000,534

During the years ended December 31, 2022 and 2021, the Company recognized $10,821,120 and $4,042,690, respectively, in stock-based compensation related to RSUs and is included as a component of general and administrative expense in the Consolidated Statements of Operations. The fair value of the RSUs issued during the years ended December 31, 2022 and 2021 were determined using the value of the Equity Shares at the time of grant.

Stock Appreciation Right Units

During the year ended December 31, 2021, GH Group issued 230,752 SARs to various employees of the Company. The SARs vest 33% one year after the grant date and the remaining 67% vest monthly over two years. Vested and exercised SARs will receive cash in the amount of the SARs exercised multiplied by the excess of the fair market value of an Equity Share over the stated strike price of the SAR. As the SARs are cash-settled, the Company recognizes the value of the SAR as liabilities which are included in accounts payable and accrued liabilities in the Consolidated Balance Sheets. As of December 31, 2022 and 2021, the Company recorded a liability of nil and $35,442, respectively.

19.SHARE-BASED COMPENSATION (Continued)

A reconciliation of the beginning and ending balance of the SARs outstanding is as follows:

Number of
Stock
Appreciation
Rights Units
Balance as of December 31, 2020	—
Granted	230,752
Forfeited	(71,016)
Balance as of December 31, 2021	159,736
Forfeited	(59,875)
Balance as of December 31, 2022	99,861

During the years ended December 31, 2022 and 2021, the Company recognized a gain of $35,000 and an expense of $35,000, respectively, related to the SARs.

Warrants

A reconciliation of the beginning and ending balance of warrants outstanding is as follows:

		Weighted-
	Number of	Average Exercise
	Warrants	Price
Balance as of December 31, 2020	1,968,300	$0.16
Exercised	(1,968,300)	$0.16
Assumed from the Business Combination	28,489,500	$11.50
Granted	6,928,578	$10.43
Balance as of December 31, 2021	35,418,078	$11.29
Granted	11,114,937	$5.10
Cancelled	(2,274,133)	$10.00
Balance as of December 31, 2022	44,258,882	$9.80

The following table summarizes the warrants that remain outstanding as of December 31, 2022:

			Warrants	Warrants
Security Issuable	Exercise Price	Expiration Date	Outstanding	Exercisable
Equity Shares	$11.50	June 2026	30,664,500	30,664,500
Equity Shares	$10.00	June 2024	2,654,445	2,654,445
Equity Shares	$5.00	August 2027	10,939,937	10,939,937
			44,258,882	44,258,882

19.SHARE-BASED COMPENSATION (Continued)

For the year ended December 31, 2022, the fair value of the warrants granted with a fixed exercise price and fair valued using level 3 inputs was determined using the Black-Scholes option-pricing model with the following assumptions at the time of grant:

2022
Weighted-Average Risk-Free Annual Interest Rate	3.42%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	103.74%
Weighted-Average Expected Life in Years	5.00
Weighted-Average Estimated Forfeiture Rate	0.0%

There were no warrants issued during the year ended December 31, 2021 that required fair valuing using level 3 inputs.

During the years ended December 31, 2022 and 2021, the weighted-average fair value of warrants granted was $1.83 and $1.64, respectively, per warrant. As of December 31, 2022 and 2021, warrants outstanding have a weighted-average remaining contractual life of 3.6 years and 4.2 years, respectively.